LOANS (Details 4) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Period-end allowance allocated to loans:
Ending Balance	$ 5,886,225	$ 5,561,442
Loans Receivable
Period-end allowance allocated to loans:
Individually evaluated for impairment	610,259	372,899
Collectively evaluated for impairment	5,275,966	5,188,543
Ending Balance	5,886,225	5,561,442	$ 5,590,668
Loans evaluated for impairment:
Individually	5,560,483	6,719,881
Collectively	420,560,561	399,551,145
Ending Balance	426,121,044	406,271,026
Loans Receivable | Real estate loans
Period-end allowance allocated to loans:
Individually evaluated for impairment	300,690	247,551
Collectively evaluated for impairment	3,795,488	4,154,251
Ending Balance	4,096,178	4,401,802	4,208,561
Loans evaluated for impairment:
Individually	4,824,173	6,513,888
Collectively	314,373,656	310,475,855
Ending Balance	319,197,829	316,989,743
Loans Receivable | Real estate loans | One-to-four family
Period-end allowance allocated to loans:
Individually evaluated for impairment	116,724	91,688
Collectively evaluated for impairment	1,023,006	1,028,074
Ending Balance	1,139,730	1,119,762	1,424,663
Loans evaluated for impairment:
Individually	905,974	1,266,717
Collectively	109,886,736	116,325,105
Ending Balance	$ 110,792,710	$ 117,591,822
Loans Receivable | Real estate loans | Multi-family
Period-end allowance allocated to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	$ 474,368	$ 436,833
Ending Balance	474,368	436,833	661,358
Loans evaluated for impairment:
Individually	995,659	1,340,779
Collectively	40,186,408	40,051,083
Ending Balance	41,182,067	41,391,862
Loans Receivable | Real estate loans | Commercial
Period-end allowance allocated to loans:
Individually evaluated for impairment	183,966	155,863
Collectively evaluated for impairment	1,800,122	1,494,427
Ending Balance	1,984,088	1,650,290	1,454,455
Loans evaluated for impairment:
Individually	2,735,652	2,267,362
Collectively	150,898,774	127,147,952
Ending Balance	$ 153,634,426	$ 129,415,314
Loans Receivable | Real estate loans | Construction and land
Period-end allowance allocated to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	$ 497,992	$ 1,194,917
Ending Balance	497,992	1,194,917	668,085
Loans evaluated for impairment:
Individually	186,888	1,639,030
Collectively	13,401,738	26,951,715
Ending Balance	13,588,626	28,590,745
Loans Receivable | Commercial business
Period-end allowance allocated to loans:
Individually evaluated for impairment	259,787	115,446
Collectively evaluated for impairment	1,174,900	835,769
Ending Balance	1,434,687	951,215	1,219,080
Loans evaluated for impairment:
Individually	586,103	140,541
Collectively	89,157,408	73,844,326
Ending Balance	89,743,511	73,984,867
Loans Receivable | Consumer
Period-end allowance allocated to loans:
Individually evaluated for impairment	49,782	9,902
Collectively evaluated for impairment	305,578	198,523
Ending Balance	355,360	208,425	163,027
Loans evaluated for impairment:
Individually	150,207	65,452
Collectively	17,029,497	15,230,964
Ending Balance	17,179,704	15,296,416
Loans Receivable | Consumer | Home equity
Period-end allowance allocated to loans:
Individually evaluated for impairment	49,782	9,902
Collectively evaluated for impairment	229,888	188,248
Ending Balance	279,670	198,150	116,478
Loans evaluated for impairment:
Individually	141,649	65,452
Collectively	13,514,359	13,458,533
Ending Balance	$ 13,656,008	$ 13,523,985
Loans Receivable | Consumer | Automobile and other
Period-end allowance allocated to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	$ 75,690	$ 10,275
Ending Balance	75,690	$ 10,275	$ 46,549
Loans evaluated for impairment:
Individually	8,558
Collectively	3,515,138	$ 1,772,431
Ending Balance	$ 3,523,696	$ 1,772,431